Schedule of Investments (unaudited) November 30, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace Inc.	68,177	$1,599,432
Teledyne Technologies Inc.(a)	6,403	2,419,950

		4,019,382

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	23,417	2,200,496
Expeditors International of Washington Inc.	29,120	2,602,454
United Parcel Service Inc., Class B	122,810	21,009,107

		25,812,057

Airlines — 0.0%
Delta Air Lines Inc.	27,697	1,114,804

Auto Components — 0.3%
Aptiv PLC	46,900	5,567,030
BorgWarner Inc.	42,457	1,649,454

		7,216,484

Automobiles — 2.7%
Tesla Inc.(a)	129,541	73,527,472

Banks — 1.9%
Citizens Financial Group Inc.	74,134	2,421,217
First Republic Bank/CA	29,750	3,854,410
Huntington Bancshares Inc./OH	176,693	2,134,452
KeyCorp.	169,518	2,620,748
M&T Bank Corp.	22,280	2,595,397
PNC Financial Services Group Inc. (The)	73,730	10,179,901
Regions Financial Corp.	166,768	2,546,547
SVB Financial Group(a)	8,990	3,100,291
Truist Financial Corp.	234,061	10,865,112
U.S. Bancorp.	235,471	10,174,702

		50,492,777

Beverages — 2.6%
Coca-Cola Co. (The)	708,756	36,571,810
PepsiCo Inc.	240,492	34,686,161

		71,257,971

Biotechnology — 3.2%
AbbVie Inc.	306,527	32,056,594
Amgen Inc.	101,727	22,587,463
Biogen Inc.(a)	27,523	6,610,199
BioMarin Pharmaceutical Inc.(a)	31,498	2,478,892
Gilead Sciences Inc.	217,755	13,211,196
Vertex Pharmaceuticals Inc.(a)	45,240	10,303,410

		87,247,754

Building Products — 0.8%
Allegion PLC	16,020	1,826,921
Fortune Brands Home & Security Inc.	23,994	2,003,499
Johnson Controls International PLC	129,231	5,949,795
Lennox International Inc.	5,980	1,721,223
Masco Corp.	45,425	2,437,960
Owens Corning	18,761	1,367,114
Trane Technologies PLC	41,573	6,079,636

		21,386,148

Capital Markets — 4.2%
Ameriprise Financial Inc.	20,889	3,869,478
Bank of New York Mellon Corp. (The)	138,476	5,417,181
BlackRock Inc.(b)	26,484	18,495,102
Carlyle Group Inc. (The)	24,225	688,232
Cboe Global Markets Inc.	18,890	1,725,035

Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp. (The)	265,544	$12,953,236
CME Group Inc.	62,288	10,902,269
FactSet Research Systems Inc.	6,599	2,202,482
Franklin Resources Inc.	51,622	1,135,168
Intercontinental Exchange Inc.	94,313	9,950,965
Invesco Ltd.	67,788	1,100,199
MarketAxess Holdings Inc.	6,595	3,555,892
Moody’s Corp.	29,341	8,284,138
Nasdaq Inc.	19,971	2,556,088
Northern Trust Corp.	34,336	3,197,368
Raymond James Financial Inc.	21,440	1,949,968
S&P Global Inc.	41,858	14,724,807
State Street Corp.	61,204	4,313,658
T Rowe Price Group Inc.	39,424	5,653,796

		112,675,062

Chemicals — 2.3%
Axalta Coating Systems Ltd.(a)	36,791	1,052,590
DuPont de Nemours Inc.	127,456	8,085,809
Ecolab Inc.	44,611	9,910,334
International Flavors & Fragrances Inc.	14,858	1,665,582
Linde PLC	91,248	23,397,812
Mosaic Co. (The)	62,551	1,373,620
PPG Industries Inc.	40,986	6,015,515
Sherwin-Williams Co. (The)	14,233	10,641,018

		62,142,280

Commercial Services & Supplies — 0.5%
Copart Inc.(a)	36,700	4,237,015
Waste Management Inc.	73,376	8,741,283

		12,978,298

Communications Equipment — 1.2%
Cisco Systems Inc.	733,355	31,548,932

Consumer Finance — 0.7%
Ally Financial Inc.	64,930	1,925,174
American Express Co.	118,869	14,096,675
Discover Financial Services	53,221	4,053,844

		20,075,693

Containers & Packaging — 0.3%
Amcor PLC	272,424	3,086,564
Ball Corp.	56,720	5,445,687

		8,532,251

Distributors — 0.2%
Genuine Parts Co.	25,057	2,464,857
LKQ Corp.(a)	50,209	1,768,361

		4,233,218

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	70,251	1,782,970
Voya Financial Inc.	21,917	1,263,077

		3,046,047

Diversified Telecommunication Services — 1.7%
CenturyLink Inc.	162,033	1,693,245
Liberty Global PLC, Class A(a)	28,492	641,640
Liberty Global PLC, Class C, NVS(a)	65,765	1,423,155
Verizon Communications Inc.	718,723	43,418,056

		47,176,096

Electric Utilities — 0.3%
Edison International	65,692	4,030,861

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	59,517	$5,208,333

		9,239,194

Electrical Equipment — 0.5%
Eaton Corp. PLC	69,492	8,416,176
Rockwell Automation Inc.	20,142	5,147,490

		13,563,666

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.	30,056	2,258,408
Keysight Technologies Inc.(a)	32,566	3,909,223
Trimble Inc.(a)	43,459	2,601,890

		8,769,521

Energy Equipment & Services — 0.3%
Baker Hughes Co.	113,995	2,133,987
Schlumberger Ltd.	241,094	5,012,344

		7,146,331

Entertainment — 2.4%
Activision Blizzard Inc.	134,064	10,655,407
Electronic Arts Inc.(a)	50,160	6,407,940
Walt Disney Co. (The)	313,862	46,454,714

		63,518,061

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	21,904	3,586,342
American Tower Corp.	77,042	17,812,110
Boston Properties Inc.	25,680	2,520,749
Equinix Inc.	15,381	10,732,708
Equity Residential	64,648	3,744,412
Healthpeak Properties Inc.	93,499	2,698,381
Host Hotels & Resorts Inc.	122,495	1,718,605
Iron Mountain Inc.	50,047	1,376,292
Prologis Inc.	128,314	12,837,816
SBA Communications Corp.	19,442	5,583,354
UDR Inc.	51,249	1,971,549
Welltower Inc.	72,479	4,564,727
Weyerhaeuser Co.	129,616	3,764,049

		72,911,094

Food Products — 0.7%
Bunge Ltd.	24,165	1,423,077
Campbell Soup Co.	31,489	1,575,080
General Mills Inc.	106,108	6,453,489
Hormel Foods Corp.	51,485	2,429,062
Kellogg Co.	44,670	2,854,860
McCormick & Co. Inc./MD, NVS	21,528	4,025,305

		18,760,873

Gas Utilities — 0.1%
Atmos Energy Corp.	21,425	2,054,443
UGI Corp.	36,182	1,283,738

		3,338,181

Health Care Equipment & Supplies — 2.3%
ABIOMED Inc.(a)	7,824	2,144,558
Align Technology Inc.(a)	13,000	6,256,770
Becton Dickinson and Co.	50,346	11,823,255
DENTSPLY SIRONA Inc.	37,950	1,931,276
DexCom Inc.(a)	16,629	5,315,959
Edwards Lifesciences Corp.(a)	107,988	9,059,113
Hologic Inc.(a)	44,982	3,109,606
IDEXX Laboratories Inc.(a)	14,773	6,810,058
ResMed Inc.	25,167	5,275,003
STERIS PLC	14,773	2,863,155

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	15,828	$2,753,755
West Pharmaceutical Services Inc.	12,825	3,528,927

		60,871,435

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	26,592	2,741,901
Cardinal Health Inc.	50,794	2,772,844
Centene Corp.(a)	100,646	6,204,826
Cigna Corp.	63,778	13,338,531
DaVita Inc.(a)	13,859	1,522,411
HCA Healthcare Inc.	46,969	7,050,517
Henry Schein Inc.(a)(c)	24,797	1,594,695
Humana Inc.	22,977	9,202,748
Laboratory Corp. of America Holdings(a)	16,917	3,380,693
Quest Diagnostics Inc.	23,327	2,892,082

		50,701,248

Health Care Technology — 0.3%
Cerner Corp.	53,041	3,969,588
Teladoc Health Inc.(a)	19,883	3,952,144

		7,921,732

Hotels, Restaurants & Leisure — 2.4%
Aramark	39,545	1,384,075
Darden Restaurants Inc.	22,593	2,439,592
Domino’s Pizza Inc.	6,834	2,682,823
Hilton Worldwide Holdings Inc.	48,165	4,991,339
McDonald’s Corp.	129,240	28,101,946
Royal Caribbean Cruises Ltd.	31,692	2,497,646
Starbucks Corp.	203,039	19,901,883
Vail Resorts Inc.	6,969	1,922,329

		63,921,633

Household Durables — 0.4%
Garmin Ltd.	24,911	2,908,608
Mohawk Industries Inc.(a)	10,511	1,322,599
Newell Brands Inc.	70,010	1,488,413
NVR Inc.(a)	611	2,442,277
Whirlpool Corp.	10,820	2,105,680

		10,267,577

Household Products — 3.1%
Clorox Co. (The)	21,922	4,449,289
Colgate-Palmolive Co.	141,473	12,115,748
Kimberly-Clark Corp.	59,235	8,252,028
Procter & Gamble Co. (The)	432,413	60,049,193

		84,866,258

Industrial Conglomerates — 0.9%
3M Co.	100,047	17,281,118
Roper Technologies Inc.	18,187	7,765,849

		25,046,967

Insurance — 3.2%
Allstate Corp. (The)	54,245	5,551,976
American Financial Group Inc./OH	13,075	1,169,036
American International Group Inc.	149,619	5,751,354
Aon PLC, Class A	40,234	8,243,544
Arch Capital Group Ltd.(a)	70,512	2,270,134
Arthur J Gallagher & Co.	33,256	3,838,075
Assurant Inc.	10,360	1,337,683
Chubb Ltd.	78,396	11,589,281
Erie Indemnity Co., Class A, NVS	4,412	995,391
Hartford Financial Services Group Inc. (The)	62,214	2,749,859
Lincoln National Corp.	33,565	1,584,939

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Loews Corp.	43,838	$1,837,251
Marsh & McLennan Companies Inc.	87,977	10,085,683
Principal Financial Group Inc.	47,680	2,373,987
Progressive Corp. (The)	101,675	8,856,909
Prudential Financial Inc.	68,606	5,187,986
Reinsurance Group of America Inc.	11,800	1,360,304
Travelers Companies Inc. (The)	43,976	5,701,489
Willis Towers Watson PLC	22,381	4,659,500

		85,144,381

Interactive Media & Services — 6.8%
Alphabet Inc., Class A(a)	52,188	91,558,627
Alphabet Inc., Class C, NVS(a)	52,152	91,826,113

		183,384,740

Internet & Direct Marketing Retail — 1.3%
Booking Holdings Inc.(a)(c)	7,112	14,426,336
eBay Inc.	121,560	6,130,271
Expedia Group Inc.	23,570	2,934,229
MercadoLibre Inc.(a)(c)	7,771	12,070,928

		35,561,764

IT Services — 6.0%
Accenture PLC, Class A	110,499	27,524,196
International Business Machines Corp.	154,681	19,106,197
Mastercard Inc., Class A	155,151	52,209,863
Visa Inc., Class A	292,836	61,598,053
Western Union Co. (The)	71,386	1,610,468

		162,048,777

Leisure Products — 0.1%
Hasbro Inc.	22,609	2,103,315

Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	53,630	6,269,347
Mettler-Toledo International Inc.(a)	4,163	4,787,616
Waters Corp.(a)	10,756	2,495,500

		13,552,463

Machinery — 2.8%
Caterpillar Inc.	94,052	16,326,487
Cummins Inc.	25,649	5,929,279
Deere & Co.	51,707	13,527,586
Dover Corp.	25,006	3,051,482
IDEX Corp.	13,115	2,533,162
Illinois Tool Works Inc.	54,913	11,591,585
PACCAR Inc.	60,121	5,234,134
Parker-Hannifin Corp.	22,329	5,967,649
Pentair PLC	28,816	1,493,245
Snap-on Inc.	8,987	1,580,364
Stanley Black & Decker Inc.	27,735	5,111,838
Xylem Inc./NY	31,256	2,999,638

		75,346,449

Media — 0.3%
Cable One Inc.	837	1,657,821
Discovery Inc., Class A(a)(c)	27,826	748,798
Discovery Inc., Class C, NVS(a)	56,129	1,348,218
Liberty Broadband Corp., Class C, NVS(a)	18,600	2,926,710
Omnicom Group Inc.	37,320	2,351,160

		9,032,707

Metals & Mining — 0.5%
Newmont Corp.	139,482	8,204,331
Nucor Corp.	52,435	2,815,759

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	36,537	$1,323,005

		12,343,095

Multi-Utilities — 0.5%
CenterPoint Energy Inc.	94,628	2,194,424
Consolidated Edison Inc.	58,097	4,429,896
Sempra Energy	50,240	6,404,595

		13,028,915

Multiline Retail — 0.6%
Target Corp.	86,950	15,610,133

Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy Inc.(a)	39,432	2,235,400
Marathon Petroleum Corp.	113,017	4,394,101
ONEOK Inc.	77,152	2,767,442
Phillips 66	75,848	4,594,872
Valero Energy Corp.	70,822	3,808,099
Williams Companies Inc. (The)	210,778	4,422,122

		22,222,036

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	39,038	9,576,802

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	391,477	24,428,165
Jazz Pharmaceuticals PLC(a)	9,632	1,355,319
Johnson & Johnson	457,285	66,159,994
Merck & Co. Inc.	439,294	35,314,844
Perrigo Co. PLC	23,705	1,143,055
Zoetis Inc.	82,526	13,235,520

		141,636,897

Professional Services — 0.3%
IHS Markit Ltd.	65,474	6,512,044
Robert Half International Inc.	19,911	1,277,888

		7,789,932

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	58,233	3,560,366

Road & Rail — 1.9%
AMERCO	1,703	705,434
CSX Corp.	132,879	11,965,754
Kansas City Southern	16,387	3,050,768
Norfolk Southern Corp.	44,309	10,502,119
Union Pacific Corp.	117,905	24,062,052

		50,286,127

Semiconductors & Semiconductor Equipment — 5.3%
Applied Materials Inc.	158,625	13,083,390
Intel Corp.	738,687	35,715,516
Lam Research Corp.	25,293	11,449,129
NVIDIA Corp.	107,164	57,446,334
Texas Instruments Inc.	159,087	25,652,779

		143,347,148

Software — 14.2%
Adobe Inc.(a)	83,311	39,861,814
Autodesk Inc.(a)	38,071	10,668,636
Cadence Design Systems Inc.(a)	48,423	5,631,595
Citrix Systems Inc.	20,383	2,525,861
Intuit Inc.	45,292	15,943,690
Microsoft Corp.	1,248,677	267,304,286
salesforce.com Inc.(a)	158,054	38,849,673

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
VMware Inc., Class A(a)	14,567	$2,037,778

		382,823,333

Specialty Retail — 4.1%
Advance Auto Parts Inc.	12,008	1,773,582
Best Buy Co. Inc.	40,378	4,393,126
Burlington Stores Inc.(a)	11,492	2,511,462
CarMax Inc.(a)	28,324	2,647,727
Home Depot Inc. (The)	186,965	51,865,961
Lowe’s Companies Inc.	131,261	20,453,089
Ross Stores Inc.	61,819	6,646,779
Tiffany & Co.	18,972	2,494,438
TJX Companies Inc. (The)	208,260	13,226,593
Tractor Supply Co.	20,186	2,842,391
Ulta Beauty Inc.(a)	9,293	2,559,292

		111,414,440

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	223,360	2,465,894
HP Inc.	248,364	5,446,623

		7,912,517

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica Inc.(a)	21,484	7,953,806
Nike Inc., Class B	216,217	29,124,430
VF Corp.	57,525	4,797,585

		41,875,821

Trading Companies & Distributors — 0.4%
Fastenal Co.	99,631	4,926,753
United Rentals Inc.(a)	12,519	2,841,562
WW Grainger Inc.	7,909	3,308,335

		11,076,650

Security	Shares	Value

Water Utilities — 0.2%
American Water Works Co. Inc.	31,473	$4,827,329
Essential Utilities Inc.	40,451	1,831,621

		6,658,950

Total Common Stocks — 99.8% (Cost: $2,160,853,098)		2,692,664,255

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(b)(d)(e)	15,165,245	15,174,344
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	5,176,000	5,176,000

		20,350,344

Total Short-Term Investments — 0.8% (Cost: $20,351,050)		20,350,344

Total Investments in Securities — 100.6% (Cost: $2,181,204,148)		2,713,014,599

Other Assets, Less Liabilities — (0.6)%		(15,676,468)

Net Assets — 100.0%		$2,697,338,131

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,263,030	$13,919,556	(a)	$—	$(5,204)	$(3,038)	$15,174,344	15,165,245	$5,458	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,756,000	420,000	(a)	—	—	—	5,176,000	5,176,000	1,046		—
BlackRock Inc.	15,006,268	1,065,364		(293,469)	99,737	2,617,202	18,495,102	26,484	91,676		—

					$94,533	$2,614,164	$38,845,446		$98,180		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI USA Leaders ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	32	12/18/20	$5,797	$150,378

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,692,664,255	$—	$—	$2,692,664,255
Money Market Funds	20,350,344	—	—	20,350,344

	$2,713,014,599	$—	$—	$2,713,014,599

Derivative financial instruments(a)
Assets
Futures Contracts	$150,378	$—	$—	$150,378

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares